Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Revenue from Charterers
For the six-month periods ended June 30, 2025 and 2024, charterers that individually accounted for 10% or more of the Company’s revenues, were as follows:

Charterer- Segment	Six months ended June 30, 2025	Six months ended June 30, 2024
A- Tanker	39%	-
B- Tanker	14%	-
C- Dry bulk	22%	-
D- Dry bulk	-	23%
E- Dry bulk	-	20%
F- Dry bulk	-	14%
G- Dry bulk	-	12%